Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Trade and Notes Payable
Trade payable for raw materials	¥ 7,089,370		¥ 2,991,538
Notes payable	2,286,680		168,977
Total	¥ 9,376,050	$ 1,471,307	¥ 3,160,515